Financial risk management - Sensitivity analysis of possible change in the main foreign currencies against the Euro (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	€ (13,950)	€ (13,188)
Increase / (decrease) in loss before tax if Euro weakens by 5%	13,950	13,188
USD
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	(12,342)	(12,046)
Increase / (decrease) in loss before tax if Euro weakens by 5%	12,342	12,046
CNY
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	(438)	72
Increase / (decrease) in loss before tax if Euro weakens by 5%	438	(72)
HKD
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	(31)	(256)
Increase / (decrease) in loss before tax if Euro weakens by 5%	31	256
GBP
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	30	136
Increase / (decrease) in loss before tax if Euro weakens by 5%	(30)	(136)
JPY
Sensitivity analysis of possible change in the main foreign currencies against the Euro
Increase / (decrease) in loss before tax if Euro strengthens by 5%	(1,169)	(1,094)
Increase / (decrease) in loss before tax if Euro weakens by 5%	€ 1,169	€ 1,094